Label	Element	Value
Exceed Structured Hedged Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	exceed_SupplementTextBlock	All references to the Exceed Structured Hedged Index Strategy Fund are hereby replaced with Exceed Defined Hedge Index Fund.
Risk/Return [Heading]	rr_RiskReturnHeading	Exceed Structured Hedged Index Strategy Fund